Federated Mortgage Fund
Portfolio of Investments
June 30, 2019 (unaudited)
Principal Amount			Value
		MORTGAGE-BACKED SECURITIES—90.1%
		Federal Home Loan Mortgage Corporation—33.2%
$5,522,182		3.500%, 7/1/2042	$ 5,737,251
3,584,732		3.500%, 10/1/2046	3,712,021
3,355,593		4.000%, 12/1/2041	3,539,446
4,340,232		4.000%, 3/1/2048	4,514,287
65,774		5.500%, 10/1/2021	67,549
9,178		6.000%, 7/1/2021	9,417
50,526		7.500%, 1/1/2027	56,532
611		7.500%, 9/1/2030	708
1,730		7.500%, 1/1/2031	1,925
2,751		7.500%, 1/1/2031	3,185
2,685		7.500%, 1/1/2031	3,100
71,225		7.500%, 2/1/2031	82,912
30,554		7.500%, 2/1/2031	35,302
		TOTAL	17,763,635
		Federal National Mortgage Association—56.6%
5,098,444		3.000%, 10/1/2046	5,180,835
9,450,000	[1]	3.000%, 7/1/2049	9,528,239
740		3.500%, 8/1/2020	743
7,600,000	[1]	3.500%, 7/1/2049	7,769,362
5,053,517		4.000%, 8/1/2048	5,247,096
3		4.500%, 12/1/2019	3
2,083,743		4.500%, 1/1/2042	2,216,501
31,452		5.000%, 4/1/2036	34,360
748		5.500%, 8/1/2019	748
206,669		5.500%, 11/1/2035	230,311
76,595		6.000%, 2/1/2026	83,900
3,033		6.000%, 5/1/2036	3,464
516		6.500%, 7/1/2029	582
1,224		6.500%, 5/1/2030	1,374
4,217		6.500%, 2/1/2031	4,771
4,983		6.500%, 4/1/2031	5,639
411		6.500%, 4/1/2031	464
7,485		6.500%, 5/1/2031	8,466
6,496		6.500%, 6/1/2031	7,351
7,819		6.500%, 7/1/2031	8,904
1,914		6.500%, 8/1/2031	2,149
3,208		7.000%, 4/1/2029	3,665
2,261		7.000%, 4/1/2029	2,574
5,485		7.000%, 5/1/2029	6,250
3,849		7.000%, 2/1/2030	4,388
2,939		8.000%, 12/1/2026	3,310
		TOTAL	30,355,449
1

Principal Amount			Value
		MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—0.3%
$ 22,849		5.000%, 1/15/2023	$ 23,401
49,881		5.000%, 7/15/2023	51,778
6,758		7.000%, 10/15/2028	7,658
3,062		7.000%, 12/15/2028	3,426
4,235		7.000%, 2/15/2029	4,715
2,622		7.000%, 6/15/2029	2,987
4,942		8.000%, 10/15/2030	5,709
79,143		8.000%, 11/15/2030	91,952
		TOTAL	191,626
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $47,000,162)	48,310,710
		COLLATERALIZED MORTGAGE OBLIGATIONS—29.4%
		Federal Home Loan Mortgage Corporation—24.7%
3,120,005	[2]	REMIC, Series 3114, Class PF, 2.794% (1-month USLIBOR +0.400%), 2/15/2036	3,117,590
3,498,408	[2]	REMIC, Series 3307, Class FA, 2.824% (1-month USLIBOR +0.430%), 7/15/2034	3,500,312
6,614,280	[2]	REMIC, Series 3910, Class FB, 2.894% (1-month USLIBOR +0.500%), 8/15/2041	6,638,253
		TOTAL	13,256,155
		Federal National Mortgage Association—0.1%
41,133		REMIC, Series 1999-13, Class PH, 6.000%, 4/25/2029	45,030
		Non-Agency Mortgage-Backed Securities—4.6%
120,477		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	79,965
888,578		Credit Suisse Mortgage Trust 2014-WIN2, Class A2, 3.500%, 10/25/2044	905,428
7,924	[3]	Lehman Structured Securities Corp. Mortgage 2002-GE1, Class A, 0.000%, 7/26/2024	5,399
1,416,285		Sequoia Mortgage Trust 2014-4, Class A5, 3.500%, 11/25/2044	1,443,131
		TOTAL	2,433,923
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $15,740,909)	15,735,108
	[2]	ADJUSTABLE RATE MORTGAGES—0.3%
		Federal Home Loan Mortgage Corporation ARM—0.1%
16,663		4.465%, 7/1/2035	17,423
		Federal National Mortgage Association ARM—0.2%
63,167		4.348%, 7/1/2034	65,747
51,473		5.050%, 2/1/2036	54,183
		TOTAL	119,930
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $131,118)	137,353
		ASSET-BACKED SECURITY—0.4%
		Other—0.4%
201,962		Sierra Receivables Funding Co. LLC 2015-1A, Class A, 2.400%, 3/22/2032 (IDENTIFIED COST $201,912)	201,876
		INVESTMENT COMPANY—12.0%
6,450,367		Federated Government Obligations Fund, Premier Shares, 2.30%[4] (IDENTIFIED COST $6,450,367)	6,450,367
		TOTAL INVESTMENT IN SECURITIES—132.2% (IDENTIFIED COST $69,524,468)	70,835,414
		OTHER ASSETS AND LIABILITIES - NET—(32.2)%[5]	(17,248,821)
		TOTAL NET ASSETS—100%	$ 53,586,593
2

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended June 30, 2019, were as follows:
Federated Government Obligations Fund, Premier Shares
Balance of Shares Held 9/30/2018	8,480,527
Purchases/Additions	71,968,875
Sales/Reductions	(73,999,035)
Balance of Shares Held 6/30/2019	6,450,367
Value	$ 6,450,367
Change in Unrealized Appreciation/Depreciation	N/A
Net Realized Gain/(Loss)	N/A
Dividend Income	$ 64,300
1	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
2	Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.
3	Non-income-producing security.
4	7-day net yield.
5	Assets, other than investments in securities, less liabilities. A significant portion of this balance is a result of dollar-roll transactions as of June 30, 2019.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2019.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Directors (the “Directors”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
3

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of June 30, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$ —	$48,310,710	$—	$48,310,710
Collateralized Mortgage Obligations	—	15,735,108	—	15,735,108
Adjustable Rate Mortgages	—	137,353	—	137,353
Asset-Backed Security	—	201,876	—	201,876
Investment Company	6,450,367	—	—	6,450,367
TOTAL SECURITIES	$6,450,367	$64,385,047	$—	$70,835,414
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit
4

Federated Ultrashort Bond Fund
Portfolio of Investments
June 30, 2019 (unaudited)
Principal Amount or Shares			Value
		ADJUSTABLE RATE MORTGAGES—0.1%
		Federal National Mortgage Association—0.1%
$ 851,139		FNMA ARM, 2.416%, 8/1/2033	$ 834,229
49,508		FNMA ARM, 2.983%, 4/1/2030	49,809
802,402		FNMA ARM, 3.113%, 7/1/2034	803,734
151,789		FNMA ARM, 3.882%, 5/1/2040	154,869
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $1,879,123)	1,842,641
		ASSET-BACKED SECURITIES—54.3%
		Auto Receivables—23.9%
1,359,600		ARI Fleet Lease Trust 2017-A, Class A2, 1.910%, 4/15/2026	1,356,103
3,505,000		ARI Fleet Lease Trust 2017-A, Class A3, 2.280%, 4/15/2026	3,506,656
7,709,168		ARI Fleet Lease Trust 2018-A, Class A2, 2.550%, 10/15/2026	7,718,290
6,100,000		ARI Fleet Lease Trust 2019-A, Class A2A, 2.410%, 11/15/2027	6,112,265
20,000,000	[1]	Ally Master Owner Trust 2018-3, Class A, 2.714% (1-month USLIBOR +0.320%), 7/15/2022	20,011,239
12,000,000		AmeriCredit Automobile Receivables Trust 2016-1, Class D, 3.590%, 2/8/2022	12,140,243
15,000,000		AmeriCredit Automobile Receivables Trust 2017-2, Class D, 3.420%, 4/18/2023	15,245,638
13,000,000		AmeriCredit Automobile Receivables Trust 2017-3, Class D, 3.180%, 7/18/2023	13,203,961
3,756,882	[1]	AmeriCredit Automobile Receivables Trust 2018-1, Class A2B, 2.611% (1-month USLIBOR +0.230%), 7/19/2021	3,756,437
3,690,000		AmeriCredit Automobile Receivables Trust 2018-1, Class A3, 3.070%, 12/19/2022	3,720,387
10,200,000	[1]	BMW Floorplan Master Owner Trust 2018-1, Class A2, 2.714% (1-month USLIBOR +0.320%), 5/15/2023	10,212,135
4,350,000		BMW Vehicle Lease Trust 2017-2, Class A4, 2.190%, 3/22/2021	4,347,397
7,300,000		BMW Vehicle Lease Trust 2019-1, Class A4, 2.920%, 8/22/2022	7,373,866
20,000,000		BMW Vehicle Owner Trust 2018-A, Class A3, 2.350%, 4/25/2022	20,030,855
5,000,000		California Republic Auto Receivables Trust 2016-2, Class B, 2.520%, 5/16/2022	4,994,594
2,400,000		California Republic Auto Receivables Trust 2016-2, Class C, 3.510%, 3/15/2023	2,407,919
7,384,703		Canadian Pacer Auto Receivable 2017-1A, Class A3, 2.050%, 3/19/2021	7,375,256
2,435,000		Canadian Pacer Auto Receivable 2017-1A, Class A4, 2.286%, 1/19/2022	2,435,679
3,000,000		Canadian Pacer Auto Receivable 2018-1A, Class A3, 3.000%, 11/19/2021	3,019,764
6,100,000		Canadian Pacer Auto Receivable 2018-1A, Class B, 3.470%, 2/19/2023	6,207,253
7,000,000		Capital One Prime Auto Receivables Trust 2019-1, Class A4, 2.560%, 10/15/2024	7,119,435
949,173	[1]	Chesapeake Funding II LLC 2017-2A, Class A2, 2.844% (1-month USLIBOR +0.450%), 5/15/2029	948,977
5,461,841	[1]	Chesapeake Funding II LLC 2017-4A, Class A2, 2.734% (1-month USLIBOR +0.340%), 11/15/2029	5,455,246
4,000,000		Chesapeake Funding II LLC 2017-4A, Class B, 2.590%, 11/15/2029	3,990,702
3,660,000		Chesapeake Funding II LLC 2017-4A, Class C, 2.760%, 11/15/2029	3,662,534
2,750,000		Chesapeake Funding II LLC 2017-4A, Class D, 3.260%, 11/15/2029	2,776,259
9,164,528	[1]	Chesapeake Funding II LLC 2018-1A, Class A2, 2.844% (1-month USLIBOR +0.450%), 4/15/2030	9,175,121
13,309,773	[1]	Chesapeake Funding II LLC 2018-2A, Class A2, 2.764% (1-month USLIBOR +0.370%), 8/15/2030	13,317,177
5,525,000		Chesapeake Funding II LLC 2018-2A, Class B, 3.520%, 8/15/2030	5,714,493
7,000,000		Chesapeake Funding II LLC 2018-2A, Class C, 3.720%, 8/15/2030	7,276,642
4,000,000		Chesapeake Funding II LLC 2018-2A, Class D, 4.060%, 8/15/2030	4,161,200
6,200,000		Chesapeake Funding II LLC 2019-1A, Class B, 3.110%, 4/15/2031	6,376,715
3,800,000		Chesapeake Funding II LLC 2019-1A, Class C, 3.360%, 4/15/2031	3,910,265
4,000,000		Chesapeake Funding II LLC 2019-1A, Class D, 3.800%, 4/15/2031	4,116,852
3,788,725	[1]	Chesapeake Funding LLC 2017-3A, Class A2, 2.734% (1-month USLIBOR +0.340%), 8/15/2029	3,788,620
3,900,000		Chesapeake Funding LLC 2017-3A, Class B, 2.570%, 8/15/2029	3,911,176
2,300,000		Chesapeake Funding LLC 2017-3A, Class C, 2.780%, 8/15/2029	2,312,966
2,000,000		Chesapeake Funding LLC 2017-3A, Class D, 3.380%, 8/15/2029	2,018,603

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$ 2,623,548		Drive Auto Receivables Trust 2016-CA, Class C, 3.020%, 11/15/2021	$ 2,626,011
2,224,608		Drive Auto Receivables Trust 2017-3, Class C, 2.800%, 7/15/2022	2,227,436
4,414,567		Drive Auto Receivables Trust 2017-AA, Class C, 2.980%, 1/18/2022	4,417,556
5,047,621		Drive Auto Receivables Trust 2018-1, Class B, 2.880%, 2/15/2022	5,048,061
9,000,000		Drive Auto Receivables Trust 2018-3, Class B, 3.370%, 9/15/2022	9,032,381
22,350,000		Drive Auto Receivables Trust 2019-1, Class A3, 3.180%, 10/17/2022	22,490,113
9,500,000		Drive Auto Receivables Trust 2019-2, Class B, 3.170%, 11/15/2023	9,644,815
160,938		Enterprise Fleet Financing LLC 2016-2, Class A2, 1.740%, 2/22/2022	160,760
11,071,525		Enterprise Fleet Financing LLC 2018-1, Class A2, 2.870%, 10/20/2023	11,125,906
14,031,875		Enterprise Fleet Financing LLC 2018-2 A2, Class A2, 3.140%, 2/20/2024	14,138,562
7,950,000		Enterprise Fleet Financing LLC 2019-1, Class A2, 2.980%, 10/22/2024	8,045,407
15,000,000		Ford Credit Auto Lease Trust 2018-B, Class B, 3.490%, 3/15/2022	15,262,337
10,000,000		Ford Credit Auto Lease Trust 2019-A, Class B, 3.250%, 7/15/2022	10,163,483
6,600,000		Ford Credit Auto Owner Trust 2019-B, Class B, 2.400%, 11/15/2024	6,602,943
5,000,000		Ford Credit Auto Owner Trust 2019-B, Class C, 2.580%, 12/15/2025	5,019,141
14,100,000		Ford Credit Floorplan Master Owner Trust 2019-1, Class B, 3.040%, 3/15/2024	14,324,201
1,250,000		GM Financial Automobile Leasing Trust 2017-2, Class A4, 2.180%, 6/21/2021	1,248,905
7,300,000		GM Financial Automobile Leasing Trust 2017-3, Class C, 2.730%, 9/20/2021	7,301,453
5,443,347	[1]	GM Financial Automobile Leasing Trust 2018-1, Class A2B, 2.582% (1-month USLIBOR +0.200%), 4/20/2020	5,443,413
3,000,000		GM Financial Consumer Automobile Receivables Trust 2017-1A, Class B, 2.300%, 6/16/2023	2,999,730
4,500,000		GM Financial Consumer Automobile Receivables Trust 2017-3A, Class A3, 1.970%, 5/16/2022	4,488,413
2,438,400	[1]	GM Financial Consumer Automobile Receivables Trust 2018-1, Class A2B, 2.484% (1-month USLIBOR +0.090%), 1/19/2021	2,438,161
4,250,000		GM Financial Securitized Term 2018-1, Class B, 2.570%, 7/17/2023	4,299,731
4,433,901	[1]	GM Financial Securitized Term 2018-3, Class A2B, 2.504% (1-month USLIBOR +0.110%), 7/16/2021	4,434,277
3,275,000		GM Financial Securitized Term 2018-4, Class C, 3.620%, 6/17/2024	3,397,185
14,642,068		GM Financial Securitized Term 2019-1, Class A2, 2.990%, 3/16/2022	14,697,433
8,200,000		GMF Floorplan Owner Revolving Trust 2017-1, Class C, 2.970%, 1/18/2022	8,220,179
3,340,000		General Motors 2019-1, Class C, 3.060%, 4/15/2024	3,384,395
2,000,000		Harley-Davidson Motorcycle Trust 2016-A, Class B, 2.710%, 3/15/2024	1,989,631
11,800,000		Harley-Davidson Motorcycle Trust 2019-A, Class A3, 2.340%, 2/15/2024	11,831,971
7,700,000		Honda Auto Receivables Owner Trust 2018-2, Class A3, 3.010%, 5/18/2022	7,797,140
6,500,000		Honda Auto Receivables Owner Trust 2019-1, Class A4, 2.900%, 6/18/2024	6,642,925
5,000,000		Honda Auto Receivables Owner Trust 2019-2, Class A3, 2.520%, 6/21/2023	5,053,383
8,000,000		Huntington Auto Trust 2016-1, Class D, 2.960%, 8/15/2023	7,982,617
17,000,000		Hyundai Auto Lease Securitization Trust 2017-A, Class B, 2.390%, 5/17/2021	16,986,947
6,000,000		Hyundai Auto Lease Securitization Trust 2017-B, Class A4, 2.130%, 3/15/2021	5,993,122
6,800,000		Hyundai Auto Lease Securitization Trust 2017-C, Class B, 2.460%, 7/15/2022	6,799,014
12,000,000		Hyundai Auto Lease Securitization Trust 2018-B, Class A3, 3.040%, 10/15/2021	12,092,613
10,000,000		Hyundai Auto Lease Securitization Trust 2019-A, Class B, 3.250%, 10/16/2023	10,175,076
9,500,000		Hyundai Auto Receivables Trust 2017-B, Class C, 2.440%, 5/15/2024	9,522,491
16,000,000		Hyundai Auto Receivables Trust 2019-A, Class C, 3.030%, 11/17/2025	16,360,326
17,000,000		Mercedes-Benz Auto Lease Trust 2017-A, Class A4, 2.010%, 1/17/2023	16,987,189
7,000,000		Mercedes-Benz Auto Lease Trust 2018-A, Class A4, 2.510%, 10/16/2023	7,018,953
6,250,000		Mercedes-Benz Auto Lease Trust 2019-A, Class A3, 3.100%, 11/15/2021	6,262,396
4,300,000		Mercedes-Benz Auto Lease Trust 2019-A, Class A4, 3.250%, 10/15/2024	4,358,343
16,200,000	[1]	Mercedes-Benz Master Owner Trust 2018-AA, Class A, 2.654% (1-month USLIBOR +0.260%), 5/16/2022	16,206,282
6,450,000	[1]	Motor PLC 2017-1A, Class A1, 2.934% (1-month USLIBOR +0.530%), 9/25/2024	6,448,249
12,700,000	[1]	Navistar Financial Dealer Note Master Trust 2018-1, Class A, 3.034% (1-month USLIBOR +0.630%), 9/25/2023	12,717,859
6,650,000	[1]	Navistar Financial Dealer Note Master Trust 2019-1, Class A, 3.053% (1-month USLIBOR +0.640%), 5/28/2024	6,652,564

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$ 2,300,000	[1]	Navistar Financial Dealer Note Master Trust 2019-1, Class C, 3.363% (1-month USLIBOR +0.950%), 5/28/2024	$ 2,302,795
6,300,000	[1]	Nextgear Floorplan Master Owner Trust 2016-2A, Class A1, 3.494% (1-month USLIBOR +1.100%), 9/15/2021	6,311,046
10,000,000	[1]	Nextgear Floorplan Master Owner Trust 2017-1A, Class A1, 3.244% (1-month USLIBOR +0.850%), 4/18/2022	10,026,383
5,000,000	[1]	Nextgear Floorplan Master Owner Trust 2017-2A, Class A1, 3.074% (1-month USLIBOR +0.680%), 10/17/2022	5,018,938
7,000,000		Nextgear Floorplan Master Owner Trust 2017-2A, Class B, 3.020%, 10/17/2022	7,035,909
15,500,000	[1]	Nextgear Floorplan Master Owner Trust 2018-1A, Class A1, 3.034% (1-month USLIBOR +0.640%), 2/15/2023	15,548,511
4,000,000	[1]	Nextgear Floorplan Master Owner Trust 2018-2A, Class A1, 2.994% (1-month USLIBOR +0.600%), 10/15/2023	4,003,593
33,000,000		Nextgear Floorplan Master Owner Trust 2019-1A, Class B, 3.460%, 2/15/2024	33,697,201
3,400,000		Nissan Auto Lease Trust 2017-B, Class A4, 2.170%, 12/15/2021	3,394,714
2,724,216		Santander Drive Auto Receivables Trust 2015-3, Class D, 3.490%, 5/17/2021	2,730,901
6,000,000		Santander Drive Auto Receivables Trust 2017-3, Class C, 2.760%, 12/15/2022	6,016,928
9,300,000		Santander Drive Auto Receivables Trust 2019-2, Class C, 2.900%, 10/15/2024	9,430,598
12,000,000		Santander Retail Auto Lease Trust 2019-A, Class D, 3.660%, 5/20/2024	12,194,952
2,490,698		Securitized Term Auto Receivables Trust 2016-1A, Class A4, 1.794%, 2/25/2021	2,486,154
7,500,000		Securitized Term Auto Receivables Trust 2017-1A, Class A4, 2.209%, 6/25/2021	7,507,875
6,196,640		Securitized Term Auto Receivables Trust 2017-2A, Class A3, 2.040%, 4/26/2021	6,182,935
11,040,404	[1]	Securitized Term Auto Receivables Trust 2018-2A, Class A2B, 2.614% (1-month USLIBOR +0.210%), 2/25/2021	11,031,018
6,500,000		Securitized Term Auto Receivables Trust 2019-1A, Class A3, 2.986%, 2/27/2023	6,590,087
22,000,000		Securitized Term Auto Receivables Trust 2019-1A, Class A4, 3.141%, 11/27/2023	22,483,932
10,450,000		Toyota Auto Loan Extended Note 2019-1A, Class A, 2.560%, 11/25/2031	10,532,407
2,800,000		Toyota Auto Receivables Owner Trust 2019-A, Class A2A, 2.830%, 10/15/2021	2,812,127
697,859		World Omni Auto Receivables Trust 2017-B, Class A2A, 1.610%, 2/16/2021	697,361
2,250,000		World Omni Auto Receivables Trust 2017-B, Class B, 2.370%, 5/15/2024	2,260,338
7,477,396		World Omni Auto Receivables Trust 2018-C, Class A2, 2.800%, 1/18/2022	7,495,548
6,775,000		World Omni Auto Receivables Trust 2019-A, Class A2, 3.020%, 4/15/2022	6,811,994
12,750,000		World Omni Automobile Lease Securitization Trust 2018-A, Class B, 3.060%, 5/15/2023	12,828,875
6,500,000		World Omni Automobile Lease Securitization Trust 2018-B, Class B, 3.430%, 3/15/2024	6,606,347
5,000,000		World Omni Automobile Lease Securitization Trust 2019-A, Class B, 3.240%, 7/15/2024	5,099,491
		TOTAL	872,909,357
		Credit Card—16.8%
8,200,000	[1]	American Express Credit Account Master Trust 2017-2, Class A, 2.844% (1-month USLIBOR +0.450%), 9/16/2024	8,244,177
6,679,000	[1]	American Express Credit Account Master Trust 2017-5, Class B, 2.974% (1-month USLIBOR +0.580%), 2/18/2025	6,690,497
10,546,000	[1]	American Express Credit Account Master Trust 2017-8, Class B, 2.654% (1-month USLIBOR +0.260%), 5/16/2022	10,547,165
12,000,000	[1]	American Express Credit Account Master Trust 2018-3, Class A, 2.714% (1-month USLIBOR +0.320%), 10/15/2025	11,982,762
10,000,000	[1]	American Express Credit Account Master Trust 2018-5, Class B, 2.944% (1-month USLIBOR +0.550%), 12/15/2025	10,014,269
16,613,000	[1]	American Express Credit Account Master Trust 2018-7, Class B, 2.964% (1-month USLIBOR +0.570%), 2/17/2026	16,644,666
16,286,000		American Express Credit Account Master Trust 2018-8, Class B, 3.350%, 4/15/2024	16,668,093
18,679,000	[1]	American Express Credit Account Master Trust 2018-9, Class B, 2.984% (1-month USLIBOR +0.590%), 4/15/2026	18,709,373
4,500,000		Bank of America Credit Card Trust 2017-A1, Class A1, 1.950%, 8/15/2022	4,491,930
8,500,000		Bank of America Credit Card Trust 2018-A3, Class A3, 3.100%, 12/15/2023	8,688,612
2,600,000	[1]	Barclays Dryrock Issuance Trust 2017-1, Class A, 2.724% (1-month USLIBOR +0.330%), 3/15/2023	2,603,755
13,425,000	[1]	Barclays Dryrock Issuance Trust 2017-2, Class A, 2.694% (1-month USLIBOR +0.300%), 5/15/2023	13,440,406
15,000,000	[1]	Barclays Dryrock Issuance Trust 2018-1, Class A, 2.724% (1-month USLIBOR +0.330%), 7/15/2024	15,003,145
17,300,000	[1]	Capital One Multi Asset Execution Trust 2014-A4, Class A4, 2.754% (1-month USLIBOR +0.360%), 6/15/2022	17,305,882
15,000,000	[1]	Capital One Multi-Asset Execution Trust 2016-A7, Class A7, 2.904% (1-month USLIBOR +0.510%), 9/16/2024	15,094,815
11,000,000	[1]	Cards II Trust 2017-2A, Class A, 2.654% (1-month USLIBOR +0.260%), 10/17/2022	11,000,936
20,300,000	[1]	Cards II Trust 2018-1A, Class A, 2.744% (1-month USLIBOR +0.350%), 4/17/2023	20,311,075
16,500,000	[1]	Cards II Trust 2019-1A, Class A, 2.838% (1-month USLIBOR +0.390%), 5/15/2024	16,494,956
15,000,000	[1]	Chase Issuance Trust 2017-A1, Class A, 2.694% (1-month USLIBOR +0.300%), 1/15/2022	15,017,469

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Credit Card—continued
$20,000,000	[1]	Chase Issuance Trust 2018-A1, Class A1, 2.594% (1-month USLIBOR +0.200%), 4/17/2023	$ 20,022,906
10,000,000	[1]	Citibank Credit Card Issuance Trust 2016-A3, Class A3, 2.908% (1-month USLIBOR +0.490%), 12/7/2023	10,069,209
10,000,000	[1]	Citibank Credit Card Issuance Trust 2017-A4, Class A4, 2.638% (1-month USLIBOR +0.220%), 4/7/2022	10,008,586
18,000,000	[1]	Citibank Credit Card Issuance Trust 2018-A4, Class A4, 2.758% (1-month USLIBOR +0.340%), 6/7/2025	17,972,631
6,250,000	[1]	Discover Card Execution Note Trust 2017-A1, Class A1, 2.884% (1-month USLIBOR +0.490%), 7/15/2024	6,292,718
14,700,000	[1]	Discover Card Execution Note Trust 2017-A7, Class A7, 2.754% (1-month USLIBOR +0.360%), 4/15/2025	14,713,908
6,250,000	[1]	Discover Card Execution Note Trust 2018-A6, Class A6, 2.784% (1-month USLIBOR +0.390%), 3/15/2026	6,234,872
15,000,000	[1]	Evergreen Credit Card Trust Series 2017-1, Class A, 2.654% (1-month USLIBOR +0.260%), 10/15/2021	15,005,981
17,000,000	[1]	Evergreen Credit Card Trust Series 2018-2, Class A, 2.744% (1-month USLIBOR +0.350%), 7/15/2022	17,029,803
14,000,000	[1]	Evergreen Credit Card Trust Series 2019-1, Class A, 2.874% (1-month USLIBOR +0.480%), 1/15/2023	14,042,755
5,000,000		Evergreen Credit Card Trust Series 2019-1, Class B, 3.590%, 1/15/2023	5,067,043
4,740,000		Evergreen Credit Card Trust Series 2019-1, Class C, 3.980%, 1/15/2023	4,802,954
8,300,000	[1]	First National Master Note Trust 2017-2, Class A, 2.834% (1-month USLIBOR +0.440%), 10/16/2023	8,311,679
5,000,000	[1]	First National Master Note Trust 2018-1, Class A, 2.854% (1-month USLIBOR +0.460%), 10/15/2024	5,001,870
5,000,000		Golden Credit Card Trust 2016-5A, Class A, 1.600%, 9/15/2021	4,991,327
3,000,000		Golden Credit Card Trust 2017-2A, Class A, 1.980%, 4/15/2022	2,988,834
21,500,000	[1]	Golden Credit Card Trust 2017-4A, Class A, 2.914% (1-month USLIBOR +0.520%), 7/15/2024	21,517,926
4,750,000		Golden Credit Card Trust 2018-1A, Class A, 2.620%, 1/15/2023	4,778,266
20,000,000	[1]	Gracechurch Card PLC 2018-1A, Class A, 2.794% (1-month USLIBOR +0.400%), 7/15/2022	19,983,370
3,250,000		Master Credit Card Trust 2017-1A, Class B, 2.560%, 7/21/2021	3,247,035
12,500,000		Master Credit Card Trust 2017-1A, Class C, 3.060%, 7/21/2021	12,504,348
2,700,000	[1]	Master Credit Card Trust 2018-1A, Class A, 2.873% (1-month USLIBOR +0.490%), 7/21/2024	2,696,320
7,648,000		Master Credit Card Trust 2018-1A, Class B, 3.245%, 7/21/2024	7,833,333
28,000,000	[1]	Master Credit Card Trust 2018-3A, Class A, 2.723% (1-month USLIBOR +0.340%), 1/21/2022	28,018,180
15,000,000	[1]	Master Credit Card Trust 2019-1A, Class A, 2.863% (1-month USLIBOR +0.480%), 7/21/2022	15,040,949
15,000,000	[1]	Penarth Master Issuer 2018-1A, Class A1, 2.761% (1-month USLIBOR +0.380%), 3/18/2022	14,994,390
16,000,000	[1]	Penarth Master Issuer 2018-2A, Class A1, 2.831% (1-month USLIBOR +0.450%), 9/18/2022	15,999,832
16,000,000	[1]	Trillium Credit Card Trust II 2018-1A, Class A, 2.651% (1-month USLIBOR +0.250%), 2/27/2023	16,001,798
17,000,000	[1]	Trillium Credit Card Trust II 2018-2A, Class A, 2.751% (1-month USLIBOR +0.350%), 9/26/2023	17,016,527
15,000,000		Trillium Credit Card Trust II 2019-2A, Class B, 3.522%, 1/26/2024	15,179,221
14,457,000		Trillium Credit Card Trust II 2019-2A, Class C, 3.915%, 1/26/2024	14,628,604
		TOTAL	610,951,158
		Equipment Lease—4.3%
3,182,500		CLI Funding LLC 2013-1A, Class Note, 2.830%, 3/18/2028	3,186,274
4,000,000		CNH Equipment Trust 2019-A, Class A2, 2.960%, 5/16/2022	4,023,898
1,500,000		CNH Equipment Trust 2019-A, Class B, 3.340%, 7/15/2026	1,547,372
3,600,000		CNH Equipment Trust 2019-B, Class B, 2.870%, 11/16/2026	3,666,808
11,136,456		DLL Securitization Trust 2018-1, Class A2, 2.810%, 11/17/2020	11,147,160
5,656,000		Dell Equipment Finance Trust 2017-1, Class D, 3.440%, 4/24/2023	5,685,244
4,575,000		Dell Equipment Finance Trust 2017-2, Class C, 2.730%, 10/24/2022	4,595,527
3,250,000		Dell Equipment Finance Trust 2017-2, Class D, 3.270%, 10/23/2023	3,260,066
4,500,000		Dell Equipment Finance Trust 2018-2, Class D, 3.970%, 10/22/2024	4,597,609
8,000,000		Dell Equipment Finance Trust 2019-1, Class D, 3.450%, 3/24/2025	8,127,828
6,316,000		Great America Leasing Receivables 2017-1, Class B, 2.590%, 1/20/2023	6,338,678
2,850,000		Great America Leasing Receivables 2017-1, Class C, 2.890%, 1/22/2024	2,863,179
7,650,276		Great America Leasing Receivables 2018-1, Class A2, 2.350%, 5/15/2020	7,646,082
3,200,000		Great America Leasing Receivables 2018-1, Class B, 2.990%, 6/17/2024	3,246,609
6,500,000		Great America Leasing Receivables 2019-1, Class A2, 2.970%, 6/15/2021	6,530,711
7,500,000		Great America Leasing Receivables 2019-1, Class B, 3.370%, 2/18/2025	7,742,854

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Equipment Lease—continued
$ 8,000,000		Kubota Credit Owner Trust 2019-1A, Class A2, 2.490%, 6/15/2022	$ 8,030,114
2,709,595		MMAF Equipment Finance LLC 2018-A, Class A2, 2.920%, 7/12/2021	2,716,100
7,750,000		MMAF Equipment Finance LLC 2019-A, Class A2, 2.840%, 1/10/2022	7,805,263
9,000,000		Volvo Financial Equipment LLC 2016-1A, Class C, 2.440%, 2/15/2023	8,982,365
1,750,000		Volvo Financial Equipment LLC 2019-1A, Class A2, 2.900%, 11/15/2021	1,758,524
4,770,000		Volvo Financial Equipment LLC 2019-1A, Class C, 3.480%, 4/15/2026	4,902,327
4,250,000		Volvo Financial Equipment LLC, Series 2017-1A, Class B, 2.400%, 1/18/2022	4,250,277
5,000,000		Volvo Financial Equipment LLC, Series 2017-1A, Class C, 2.600%, 4/15/2024	4,995,684
11,750,000	[1]	Volvo Financial Equipment Master Series 2017-A, Class A, 2.894% (1-month USLIBOR +0.500%), 11/15/2022	11,789,292
19,000,000	[1]	Volvo Financial Equipment Master Series 2018-A, Class A, 2.914% (1-month USLIBOR +0.520%), 7/17/2023	19,069,160
		TOTAL	158,505,005
		Home Equity Loan—0.0%
253,661	[1]	Carrington Mortgage Loan Trust, Class A3, 2.584% (1-month USLIBOR +0.180%), 2/25/2036	253,367
28,888	[1]	Countrywide Asset Backed Certificates 2004-4, Class A, 3.144% (1-month USLIBOR +0.740%), 8/25/2034	25,471
88,204	[1]	Morgan Stanley ABS Capital I 2004-OP1, Class M3, 3.424% (1-month USLIBOR +1.020%), 11/25/2034	87,392
109,416	[2]	NC Finance Trust 1999-1, Class D, 8.750%, 1/25/2029	4,888
24,484	[1]	Option One Mortgage Loan Trust 2005-1, Class A1B, 3.064% (1-month USLIBOR +0.660%), 2/25/2035	24,445
2,532,132	[2]	Washington Mutual Asset-Backed Certificates NIM Notes 2007-WM1, Class N1, 6.750%, 1/25/2047	0
		TOTAL	395,563
		Manufactured Housing—0.0%
11,424		Indymac Manufactured Housing Contract 1997-1, Class A3, 6.610%, 2/25/2028	11,681
		Other—9.2%
852,029	[1]	Bank of America Student Loan Trust 2010-1A, Class A, 3.380% (3-month USLIBOR +0.800%), 2/25/2043	854,721
3,885,065	[1]	Mississippi Higher Education Assistance Corp. 2014-1, Class A1, 3.084% (1-month USLIBOR +0.680%), 10/25/2035	3,878,184
1,078,284	[1]	Navient Student Loan Trust 2017-3A, Class A1, 2.704% (1-month USLIBOR +0.300%), 7/26/2066	1,078,186
671,521	[1]	Navient Student Loan Trust 2018-1A, Class A1, 2.594% (1-month USLIBOR +0.190%), 3/25/2067	671,438
8,177,268		Navient Student Loan Trust 2018-A, Class A1, 2.530%, 2/18/2042	8,205,191
2,331,912	[1]	Navient Student Loan Trust 2018-BA, Class A1, 2.744% (1-month USLIBOR +0.350%), 12/15/2059	2,330,896
8,540,144	[1]	Navient Student Loan Trust 2019-BA, Class A1, 2.794% (1-month USLIBOR +0.400%), 12/15/2059	8,545,764
9,000,000	[1]	Navient Student Loan Trust 2019-D, Class A2B, 3.417% (1-month USLIBOR +1.050%), 12/15/2059	9,070,095
2,203,024	[1]	Nelnet Student Loan Trust 2018-1A, Class A1, 2.724% (1-month USLIBOR +0.320%), 5/25/2066	2,203,104
7,180,740	[1]	New Hampshire Higher Education Loan Co. 2012-1, Class A, 2.904% (1-month USLIBOR +0.500%), 10/25/2028	7,183,325
8,325,000		PFS Financing Corp. 2016-BA, Class A, 1.870%, 10/15/2021	8,309,241
10,000,000		PFS Financing Corp. 2016-BA, Class B, 2.280%, 10/15/2021	9,967,118
12,350,000	[1]	PFS Financing Corp. 2017-BA, Class A1, 2.994% (1-month USLIBOR +0.600%), 7/15/2022	12,380,573
8,000,000		PFS Financing Corp. 2017-BA, Class B, 2.570%, 7/15/2022	7,970,528
4,000,000	[1]	PFS Financing Corp. 2017-C, Class A, 2.864% (1-month USLIBOR +0.470%), 10/15/2021	3,999,468
6,450,000	[1]	PFS Financing Corp. 2017-C, Class B, 3.194% (1-month USLIBOR +0.800%), 10/15/2021	6,446,339
8,000,000		PFS Financing Corp. 2017-D, Class B, 2.740%, 10/17/2022	7,990,429
21,650,000	[1]	PFS Financing Corp. 2018-A, Class A, 2.794% (1-month USLIBOR +0.400%), 2/15/2022	21,662,821
4,000,000	[1]	PFS Financing Corp. 2018-A, Class B, 2.994% (1-month USLIBOR +0.600%), 2/15/2022	4,000,386
4,000,000		PFS Financing Corp. 2018-B, Class B, 3.080%, 2/15/2023	4,036,410
8,000,000	[1]	PFS Financing Corp. 2018-E, Class B, 3.074% (1-month USLIBOR +0.680%), 10/15/2022	8,000,595
8,000,000	[1]	PFS Financing Corp. 2019-A, Class A1, 2.944% (1-month USLIBOR +0.550%), 4/15/2024	8,028,645
6,500,000		PFS Financing Corp. 2019-A, Class B, 3.130%, 4/15/2024	6,620,371
7,392,841		Public Service New Hampshire 2018-1, Class A1, 3.094%, 2/1/2026	7,539,428
1,719,036	[1]	SLM Student Loan Trust 2010-A, Class 2A, 5.644% (1-month USLIBOR +3.250%), 5/16/2044	1,730,422
970,065	[1]	SLM Student Loan Trust 2011-1, Class A1, 2.924% (1-month USLIBOR +0.520%), 3/25/2026	971,176
2,525,377	[1]	SLM Student Loan Trust 2011-2, Class A1, 3.004% (1-month USLIBOR +0.600%), 11/25/2027	2,533,539

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Other—continued
$ 4,931,852		SLM Student Loan Trust 2013-A, Class B, 2.500%, 3/15/2047	$ 4,961,522
12,000,000		SLM Student Loan Trust 2013-B, Class B, 3.000%, 5/16/2044	12,080,249
720,576	[1]	SLM Student Loan Trust 2013-C, Class A2B, 3.794% (1-month USLIBOR +1.400%), 10/15/2031	721,223
306,224	[1]	SLM Student Loan Trust 2014-A, Class A2B, 3.544% (1-month USLIBOR +1.150%), 1/15/2026	306,304
398,771	[1]	SLMA 2013-B A2B, Class A2B, 3.494% (1-month USLIBOR +1.100%), 6/17/2030	399,195
5,020,356	[1]	SMB Private Education Loan Trust 2018-A, Class A1, 2.744% (1-month USLIBOR +0.350%), 3/16/2026	5,023,857
2,718,170	[1]	SMB Private Education Loan Trust 2018-C, Class A1, 2.694% (1-month USLIBOR +0.300%), 9/15/2025	2,719,279
1,598,384		Sierra Receivables Funding Co. LLC 2015-1A, Class A, 2.400%, 3/22/2032	1,597,706
2,635,052		Sierra Receivables Funding Co. LLC, Class A, 2.300%, 10/20/2031	2,640,416
556,652	[1]	Social Professional Loan Program LLC 2014-B, Class A1, 3.654% (1-month USLIBOR +1.250%), 8/25/2032	558,329
1,228,260	[1]	Social Professional Loan Program LLC 2015-A, Class A1, 3.604% (1-month USLIBOR +1.200%), 3/25/2033	1,232,572
1,193,299	[1]	Social Professional Loan Program LLC 2016-D, Class A1, 3.354% (1-month USLIBOR +0.950%), 1/25/2039	1,198,647
1,971,109	[1]	Social Professional Loan Program LLC 2016-E, Class A1, 3.254% (1-month USLIBOR +0.850%), 7/25/2039	1,979,317
3,205,212	[1]	Social Professional Loan Program LLC 2017-A, Class A1, 3.104% (1-month USLIBOR +0.700%), 3/26/2040	3,216,288
267,301		Social Professional Loan Program LLC 2017-B, Class A1FX, 1.830%, 5/25/2040	266,968
2,290,947	[1]	Social Professional Loan Program LLC 2017-C, Class A1, 3.004% (1-month USLIBOR +0.600%), 7/25/2040	2,288,405
647,761		Social Professional Loan Program LLC 2017-D, Class A1FX, 1.720%, 9/25/2040	646,269
3,273,305	[1]	Social Professional Loan Program LLC 2017-E, Class A1, 2.904% (1-month USLIBOR +0.500%), 11/26/2040	3,276,441
3,082,442		Social Professional Loan Program LLC 2017-F, Class A1FX, 2.050%, 1/25/2041	3,075,841
2,303,470	[1]	Social Professional Loan Program LLC 2018-A, Class A1, 2.754% (1-month USLIBOR +0.350%), 2/25/2042	2,296,709
11,509,031		Social Professional Loan Program LLC 2018-C, Class A1FX, 3.080%, 1/25/2048	11,603,283
9,472,150		Social Professional Loan Program LLC 2019-A, Class A1FX, 3.180%, 6/15/2048	9,487,779
6,288,973		Social Professional Loan Program LLC 2019-B, Class A1FX, 2.780%, 8/17/2048	6,332,612
2,461,845		Sofi Consumer Loan Program Trust 2016-1, Class A, 3.260%, 8/25/2025	2,485,027
1,239,159		Sofi Consumer Loan Program Trust 2016-2, Class A, 3.090%, 10/27/2025	1,242,580
981,524		Sofi Consumer Loan Program Trust 2016-3, Class A, 3.050%, 12/26/2025	986,164
3,898,955		Sofi Consumer Loan Program Trust 2017-1, Class A, 3.280%, 1/26/2026	3,939,129
2,863,819		Sofi Consumer Loan Program Trust 2017-3, Class A, 2.770%, 5/25/2026	2,868,778
652,857		Sofi Consumer Loan Program Trust 2017-6, Class A1, 2.200%, 11/25/2026	652,276
2,949,167		Sofi Consumer Loan Program Trust 2018-1, Class A1, 2.550%, 2/25/2027	2,945,800
5,746,176		Sofi Consumer Loan Program Trust 2018-3, Class A1, 3.200%, 8/25/2027	5,766,237
13,000,000		Sofi Consumer Loan Program Trust 2019-3, Class A, 2.900%, 5/25/2028	13,070,392
4,589,450	[1]	State Board of Regents of the State of Utah 2016-1, Class A, 3.159% (1-month USLIBOR +0.750%), 9/25/2056	4,589,668
21,300,000	[1]	Verizon Owner Trust 2018-1A, Class A1B, 2.642% (1-month USLIBOR +0.260%), 9/20/2022	21,301,381
6,000,000		Verizon Owner Trust 2018-1A, Class C, 3.550%, 4/20/2023	6,176,636
3,500,000		Verizon Owner Trust 2019-A, Class C, 2.600%, 12/20/2023	3,524,370
9,400,000		Verizon Owner Trust 2019-A, Class C, 3.220%, 9/20/2023	9,655,500
11,000,000		Verizon Owner Trust 2019-B, Class A1A, 2.330%, 12/20/2023	11,045,254
		TOTAL	334,366,796
		Rate Reduction Bond—0.1%
2,378,129		Atlantic City Electric Transition Funding 2002-1, Class A4, 5.550%, 10/20/2023	2,478,300
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $1,970,580,816)	1,979,617,860
		CORPORATE BONDS—29.8%
		Capital Goods - Aerospace & Defense—0.3%
7,380,000		Northrop Grumman Corp., Sr. Unsecd. Note, 2.080%, 10/15/2020	7,369,494
2,335,000		Textron Inc., Sr. Unsecd. Note, 3.900%, 9/17/2029	2,443,336
		TOTAL	9,812,830
		Capital Goods - Construction Machinery—0.1%
3,000,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.375%, 11/6/2020	3,062,100

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Capital Goods - Diversified Manufacturing—0.4%
$ 6,000,000		Pentair Finance SARL, Sr. Unsecd. Note, 2.650%, 12/1/2019	$ 5,996,769
7,020,000	[1]	Tyco Electronics Group SA, Sr. Unsecd. Note, 2.928% (3-month USLIBOR +0.450%), 6/5/2020	7,028,811
		TOTAL	13,025,580
	[1]	Communications - Cable & Satellite—0.7%
5,500,000		Comcast Corp., Sr. Unsecd. Note, 2.758% (3-month USLIBOR +0.440%), 10/1/2021	5,523,369
20,830,000		Comcast Corp., Sr. Unsecd. Note, 3.226% (3-month USLIBOR +0.630%), 4/15/2024	20,931,136
		TOTAL	26,454,505
		Communications - Media & Entertainment—0.3%
2,075,000		British Sky Broadcasting Group PLC, 144A, 2.625%, 9/16/2019	2,075,317
4,800,000	[1]	Discovery Communications LLC, Sr. Unsecd. Note, 3.096% (3-month USLIBOR +0.710%), 9/20/2019	4,805,456
2,610,000		Fox Corp, Sr. Unsecd. Note, 144A, 3.666%, 1/25/2022	2,697,425
		TOTAL	9,578,198
		Communications - Telecom Wireless—0.5%
19,500,000	[1]	Vodafone Group PLC, Sr. Unsecd. Note, 3.591% (3-month USLIBOR +0.990%), 1/16/2024	19,562,710
	[1]	Communications - Telecom Wirelines—0.6%
16,000,000		AT&T, Inc., Sr. Unsecd. Note, 3.615% (3-month USLIBOR +1.180%), 6/12/2024	16,212,555
4,170,000		Verizon Communications, Inc., Sr. Unsecd. Note, 3.410% (3-month USLIBOR +1.000%), 3/16/2022	4,234,555
		TOTAL	20,447,110
		Consumer Cyclical - Automotive—3.0%
3,180,000	[1]	American Honda Finance Corp., Sr. Unsecd. Note, 2.670% (3-month USLIBOR +0.260%), 6/16/2020	3,185,469
10,000,000	[1]	American Honda Finance Corp., Sr. Unsecd. Note, Series GMTN, 2.745% (3-month USLIBOR +0.210%), 2/12/2021	10,007,874
100,000		American Honda Finance Corp., Sr. Unsecd. Note, Series MTN, 1.950%, 7/20/2020	99,689
7,000,000	[1]	American Honda Finance Corp., Sr. Unsecd. Note, Series MTN, 2.743% (3-month USLIBOR +0.290%), 12/10/2021	6,989,352
4,000,000	[1]	Daimler Finance NA LLC, Sr. Unsecd. Note, 144A, 2.973% (3-month USLIBOR +0.450%), 2/22/2021	3,999,115
4,000,000	[1]	Daimler Finance NA LLC, Sr. Unsecd. Note, 144A, 3.095% (3-month USLIBOR +0.530%), 5/5/2020	4,009,275
9,000,000		Daimler Finance NA LLC, Sr. Unsecd. Note, 144A, 3.400%, 2/22/2022	9,182,700
15,000,000	[1]	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.592% (3-month USLIBOR +1.000%), 1/9/2020	15,030,828
3,570,000	[1]	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.599% (3-month USLIBOR +1.270%), 3/28/2022	3,513,781
4,000,000	[1]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.526% (3-month USLIBOR +0.930%), 4/13/2020	4,012,073
9,090,000	[1]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 4.146% (3-month USLIBOR +1.550%), 1/14/2022	9,181,468
4,000,000	[1]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 144A, 2.969% (3-month USLIBOR +0.520%), 9/13/2019	4,002,830
4,000,000	[1]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 144A, 3.019% (3-month USLIBOR +0.690%), 9/28/2022	3,976,401
10,000,000	[1]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 144A, 3.486% (3-month USLIBOR +0.890%), 1/13/2022	10,014,399
5,000,000	[1]	Toyota Motor Credit Corp., Sr. Unsecd. Note, 2.971% (3-month USLIBOR +0.390%), 1/11/2023	4,976,759
4,000,000		Toyota Motor Credit Corp., Sr. Unsecd. Note, Series GMTN, 3.050%, 1/8/2021	4,055,444
7,000,000	[1]	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 3.040% (3-month USLIBOR +0.440%), 10/18/2019	7,009,722
5,000,000	[1]	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 3.271% (3-month USLIBOR +0.690%), 1/11/2022	5,045,781
		TOTAL	108,292,960
		Consumer Cyclical - Retailers—1.6%
3,570,000		Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 2.700%, 7/26/2022	3,577,114
2,510,000	[1]	Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 2.949% (3-month USLIBOR +0.500%), 12/13/2019	2,510,710
4,000,000		CVS Health Corp., Sr. Unsecd. Note, 2.125%, 6/1/2021	3,974,158
13,055,000	[1]	CVS Health Corp., Sr. Unsecd. Note, 3.173% (3-month USLIBOR +0.720%), 3/9/2021	13,116,874
13,390,000	[1]	Dollar Tree, Inc., Sr. Unsecd. Note, 3.288% (3-month USLIBOR +0.700%), 4/17/2020	13,391,618
5,000,000	[1]	Home Depot, Inc., Sr. Unsecd. Note, 2.628% (3-month USLIBOR +0.150%), 6/5/2020	5,006,778
17,000,000	[1]	Home Depot, Inc., Sr. Unsecd. Note, 2.830% (3-month USLIBOR +0.310%), 3/1/2022	17,036,122
		TOTAL	58,613,374
		Consumer Cyclical - Services—0.2%
8,500,000		Amazon.com, Inc., Sr. Unsecd. Note, 1.900%, 8/21/2020	8,481,396

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Food/Beverage—1.7%
$ 3,500,000		Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 3.875%, 11/26/2023	$ 3,675,167
5,745,000	[1]	Constellation Brands, Inc., Sr. Unsecd. Note, 3.218% (3-month USLIBOR +0.700%), 11/15/2021	5,748,191
9,700,000		Danone SA, Sr. Unsecd. Note, 144A, 1.691%, 10/30/2019	9,674,599
6,950,000	[1]	General Mills, Inc., Sr. Unsecd. Note, 3.598% (3-month USLIBOR +1.010%), 10/17/2023	7,023,177
6,180,000		Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 3.551%, 5/25/2021	6,312,407
10,000,000	[1]	Kraft Heinz Foods Co., Sr. Unsecd. Note, 2.982% (3-month USLIBOR +0.420%), 8/9/2019	10,001,976
1,500,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.375%, 6/15/2021	1,525,123
6,000,000		McCormick & Co., Inc., Sr. Unsecd. Note, 2.700%, 8/15/2022	6,053,347
4,120,000		Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 2.700%, 1/31/2020	4,111,923
6,820,000	[1]	Tyson Foods, Inc., Sr. Unsecd. Note, 2.971% (3-month USLIBOR +0.450%), 8/21/2020	6,819,879
		TOTAL	60,945,789
	[1]	Consumer Non-Cyclical - Health Care—0.4%
4,298,000		Becton Dickinson & Co., Sr. Unsecd. Note, 3.193% (3-month USLIBOR +0.875%), 12/29/2020	4,298,707
10,500,000		Becton Dickinson & Co., Sr. Unsecd. Note, 3.504% (3-month USLIBOR +1.030%), 6/6/2022	10,574,358
		TOTAL	14,873,065
		Consumer Non-Cyclical - Pharmaceuticals—1.6%
9,000,000		Abbott Laboratories, Sr. Unsecd. Note, 2.900%, 11/30/2021	9,149,778
6,500,000	[1]	AstraZeneca PLC, Sr. Unsecd. Note, 3.073% (3-month USLIBOR +0.620%), 6/10/2022	6,494,916
2,000,000	[1]	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 2.979% (3-month USLIBOR +0.630%), 6/25/2021	1,987,238
9,100,000	[1]	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 3.420% (3-month USLIBOR +1.010%), 12/15/2023	8,942,386
4,615,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, 144A, 2.900%, 7/26/2024	4,719,365
3,430,000		Eli Lilly & Co., Sr. Unsecd. Note, 2.350%, 5/15/2022	3,456,663
2,800,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 1.850%, 9/20/2019	2,796,722
4,000,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 2.350%, 2/1/2020	3,996,584
4,735,000		Merck & Co., Inc., Sr. Unsecd. Note, 2.900%, 3/7/2024	4,893,040
10,000,000		Shire Acquisitions Investments Ireland DAC, Sr. Unsecd. Note, 1.900%, 9/23/2019	9,985,061
2,940,000		Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 1.700%, 7/19/2019	2,931,915
		TOTAL	59,353,668
		Consumer Non-Cyclical - Supermarkets—0.2%
7,410,000		Kroger Co., Sr. Unsecd. Note, Series GMTN, 1.500%, 9/30/2019	7,390,820
		Consumer Non-Cyclical - Tobacco—0.3%
10,000,000	[1]	Bat Capital Corp., Sr. Unsecd. Note, Series WI, 3.398% (3-month USLIBOR +0.880%), 8/15/2022	10,030,786
	[1]	Energy - Integrated—0.3%
2,780,000		BP Capital Markets PLC, Sr. Unsecd. Note, 3.280% (3-month USLIBOR +0.870%), 9/16/2021	2,816,599
10,000,000		Chevron Corp., Unsecd. Note, 3.048% (3-month USLIBOR +0.530%), 11/15/2021	10,105,460
		TOTAL	12,922,059
		Energy - Midstream—0.3%
1,445,000		Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	1,508,722
10,800,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.500%, 2/1/2022	11,087,712
		TOTAL	12,596,434
		Energy - Refining—0.2%
6,175,000	[1]	Phillips 66, Sr. Unsecd. Note, 3.120% (3-month USLIBOR +0.600%), 2/26/2021	6,175,245
		Financial Institution - Banking—10.0%
10,000,000	[1]	American Express Co., 3.170% (3-month USLIBOR +0.650%), 2/27/2023	10,009,268
5,050,000		Associated Banc-Corp., Sr. Unsecd. Note, 2.750%, 11/15/2019	5,051,502
4,200,000		Associated Banc-Corp., Sr. Unsecd. Note, Series BKNT, 3.500%, 8/13/2021	4,277,267
4,000,000	[1]	Aust & NZ Banking Group, Unsecd. Note, 144A, 2.985% (3-month USLIBOR +0.460%), 5/17/2021	4,013,959
12,855,000		BB&T Corp., Sr. Unsecd. Note, Series MTN, 3.050%, 6/20/2022	13,139,577
10,000,000	[1]	Bank of America Corp., Sr. Unsecd. Note, 3.581% (3-month USLIBOR +1.000%), 4/24/2023	10,083,751

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$ 5,000,000	[1]	Bank of America Corp., Sr. Unsecd. Note, Series FRN, 2.971% (3-month USLIBOR +0.380%), 1/23/2022	$ 4,991,506
5,000,000	[1]	Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 3.251% (3-month USLIBOR +0.660%), 7/21/2021	5,016,787
7,000,000	[1]	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.771% (3-month USLIBOR +1.180%), 10/21/2022	7,090,556
8,000,000	[1]	Bank of Montreal, Sr. Unsecd. Note, Series MTN, 2.850% (3-month USLIBOR +0.440%), 6/15/2020	8,029,363
7,900,000	[1]	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.930% (3-month USLIBOR +0.480%), 9/11/2019	7,908,410
5,000,000	[1]	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.632% (3-month USLIBOR +1.050%), 10/30/2023	5,092,072
15,000,000	[1]	Canadian Imperial Bank of Commerce, Series YCD, 2.796% (3-month USLIBOR +0.410%), 9/20/2019	15,012,387
3,000,000		Capital One Financial Corp., Sr. Unsecd. Note, 3.450%, 4/30/2021	3,054,678
7,690,000	[1]	Capital One NA, Sr. Unsecd. Note, Series BKNT, 3.732% (3-month USLIBOR +1.150%), 1/30/2023	7,762,509
5,000,000	[1]	Citibank NA, Sr. Unsecd. Note, Series BKNT, 2.885% (3-month USLIBOR +0.350%), 2/12/2021	5,000,446
5,000,000	[1]	Citibank NA, Sr. Unsecd. Note, Series BKNT, 2.899% (3-month USLIBOR +0.320%), 5/1/2020	5,006,408
6,665,000		Citibank NA, Sr. Unsecd. Note, Series BKNT, 3.165%, 2/19/2022	6,750,630
5,000,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 3.374% (3-month USLIBOR +0.790%), 1/10/2020	5,015,416
5,000,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 3.523% (3-month USLIBOR +1.070%), 12/8/2021	5,055,160
3,890,000		Citizens Bank NA, Sr. Unsecd. Note, Series BKNT, 3.250%, 2/14/2022	3,965,760
10,000,000	[1]	Citizens Bank, N.A., Providence, Sr. Unsecd. Note, Series BKNT, 3.279% (3-month USLIBOR +0.950%), 3/29/2023	10,055,532
10,000,000	[1]	Commonwealth Bank of Australia, Sr. Unsecd. Note, 144A, 3.304% (3-month USLIBOR +0.830%), 9/6/2021	10,105,292
6,550,000		Compass Bank, Birmingham, Sr. Unsecd. Note, Series BKNT, 2.750%, 9/29/2019	6,549,770
8,320,000	[1]	Compass Bank, Birmingham, Sr. Unsecd. Note, Series BKNT, 3.180% (3-month USLIBOR +0.730%), 6/11/2021	8,315,516
5,550,000	[1]	Fifth Third Bank, Sr. Unsecd. Note, Series BKNT, 2.901% (3-month USLIBOR +0.590%), 9/27/2019	5,554,372
5,250,000	[1]	Fifth Third Bank, Sr. Unsecd. Note, Series BKNT, 3.026% (3-month USLIBOR +0.440%), 7/26/2021	5,261,924
3,000,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.273% (3-month USLIBOR +0.750%), 2/23/2023	2,992,395
5,760,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.696% (3-month USLIBOR +1.110%), 4/26/2022	5,810,497
3,750,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.751% (3-month USLIBOR +1.160%), 4/23/2020	3,773,709
10,000,000	[1]	HSBC Holdings PLC, Sr. Unsecd. Note, 3.519% (3-month USLIBOR +1.000%), 5/18/2024	10,032,451
2,800,000		Huntington National Bank, Sr. Unsecd. Note, Series BKNT, 3.125%, 4/1/2022	2,854,967
6,000,000		JPMorgan Chase & Co., 3.250%, 9/23/2022	6,164,033
6,000,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.321% (3-month USLIBOR +0.730%), 4/23/2024	5,988,294
5,000,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.811% (3-month USLIBOR +1.230%), 10/24/2023	5,078,993
2,780,000		JPMorgan Chase Bank, N.A., Sr. Unsecd. Note, Series BKNT, 1.650%, 9/23/2019	2,774,839
3,000,000	[1]	JPMorgan Chase Bank, N.A., Sr. Unsecd. Note, Series BKNT, 2.869% (3-month USLIBOR +0.290%), 2/1/2021	3,001,817
6,825,000		MUFG Union Bank, N.A., Sr. Unsecd. Note, Series BKNT, 3.150%, 4/1/2022	6,978,625
7,000,000	[1]	Manufacturers & Traders Trust Co., Sr. Unsecd. Note, Series BKNT, 3.129% (3-month USLIBOR +0.610%), 5/18/2022	7,016,148
6,500,000	[1]	Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 3.160% (3-month USLIBOR +0.640%), 12/1/2021	6,485,476
7,000,000	[1]	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.095% (3-month USLIBOR +0.550%), 2/10/2021	7,009,465
1,250,000		PNC Bank National Association, Sec. Fac. Bond, Series BKNT, 2.000%, 5/19/2020	1,246,828
3,000,000	[1]	PNC Bank National Association, Sr. Unsecd. Note, Series BKNT, 2.841% (3-month USLIBOR +0.250%), 1/22/2021	3,002,313
6,665,000	[1]	PNC Bank National Association, Sr. Unsecd. Note, Series BKNT, 3.082% (3-month USLIBOR +0.500%), 7/27/2022	6,681,164
5,000,000	[1]	Regions Bank, Alabama, Sr. Unsecd. Note, Series BKNT, 3.035% (3-month USLIBOR +0.500%), 8/13/2021	4,997,388
2,730,000		State Street Corp., Sr. Unsecd. Note, 1.950%, 5/19/2021	2,723,084
10,000,000	[1]	SunTrust Bank, Sr. Unsecd. Note, Series BKNT, 3.112% (3-month USLIBOR +0.530%), 1/31/2020	10,018,618
7,000,000	[1]	SunTrust Bank, Sr. Unsecd. Note, Series BKNT, 3.165% (3-month USLIBOR +0.590%), 8/2/2022	7,012,346
10,000,000	[1]	The Bank of New York Mellon Corp., Sr. Unsecd. Note, Series BKNT, 2.802% (3-month USLIBOR +0.300%), 12/4/2020	10,011,130
15,750,000	[1]	Toronto Dominion Bank, Sr. Unsecd. Note, Series MTN, 2.880% (3-month USLIBOR +0.430%), 6/11/2021	15,813,259
9,580,000	[1]	U.S. Bank N.A., Cincinnati, Sr. Unsecd. Note, Series BKNT, 2.731% (3-month USLIBOR +0.140%), 10/23/2020	9,562,323
6,000,000	[1]	U.S. Bank N.A., Cincinnati, Sr. Unsecd. Note, Series BKNT, 2.811% (3-month USLIBOR +0.290%), 5/21/2021	6,005,529
5,000,000	[1]	U.S. Bank, N.A., Sr. Unsecd. Note, Series BKNT, 3.062% (3-month USLIBOR +0.480%), 10/28/2019	5,005,484
5,100,000	[1]	Wells Fargo & Co., Sr. Unsecd. Note, 3.812% (3-month USLIBOR +1.230%), 10/31/2023	5,199,313

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$15,000,000	[1]	Wells Fargo Bank, N.A., Sr. Unsecd. Note, Series BKNT, 2.906% (3-month USLIBOR +0.310%), 1/15/2021	$ 15,013,924
		TOTAL	365,424,230
		Financial Institution - Broker/Asset Mgr/Exchange—0.3%
10,000,000	[1]	TD Ameritrade Holding Corp., Sr. Unsecd. Note, 3.009% (3-month USLIBOR +0.430%), 11/1/2021	10,019,476
		Financial Institution - Finance Companies—0.2%
2,120,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.450%, 12/16/2021	2,202,147
3,430,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.875%, 1/16/2024	3,692,947
		TOTAL	5,895,094
	[1]	Financial Institution - Insurance - Health—0.7%
14,690,000		Halfmoon Parent, Inc., Sec. Fac. Bond, 144A, 3.060% (3-month USLIBOR +0.650%), 9/17/2021	14,696,698
10,590,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 2.666% (3-month USLIBOR +0.070%), 10/15/2020	10,579,248
		TOTAL	25,275,946
		Financial Institution - Insurance - Life—1.8%
7,620,000	[1]	MET Life Global Funding I, Sec. Fac. Bond, 144A, 2.990% (Secured Overnight Financing Rate +0.570%), 9/7/2020	7,641,502
4,765,000		MET Life Global Funding I, Sec. Fac. Bond, 144A, 3.375%, 1/11/2022	4,898,356
6,665,000		Mass Mutual Global Funding II, Sec. Fac. Bond, 144A, 1.950%, 9/22/2020	6,651,351
2,915,000		Met Life Glob Funding I, Sec. Fac. Bond, 144A, 2.400%, 6/17/2022	2,931,242
4,000,000	[1]	Metropolitan Life Global Funding I, 144A, 2.638% (3-month USLIBOR +0.220%), 9/19/2019	4,003,661
10,000,000	[1]	New York Life Global Funding, Sec. Fac. Bond, 144A, 2.862% (3-month USLIBOR +0.270%), 4/9/2020	10,016,856
11,250,000		New York Life Global Funding, Sec. Fac. Bond, 144A, 2.950%, 1/28/2021	11,378,795
6,085,000	[1]	New York Life Global Funding, Sec. Fac. Bond, 144A, 2.971% (3-month USLIBOR +0.390%), 10/24/2019	6,092,497
13,390,000	[1]	New York Life Global Funding, Sr. Secd. Note, 144A, 2.885% (3-month USLIBOR +0.320%), 8/6/2021	13,420,593
		TOTAL	67,034,853
		Financial Institution - Insurance - P&C—0.1%
4,000,000	[1]	Berkshire Hathaway Finance Corp., Sr. Unsecd. Note, 2.778% (3-month USLIBOR +0.260%), 8/15/2019	4,001,713
		Financial Institution - REIT - Office—0.0%
1,165,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.000%, 1/15/2024	1,232,535
		Other—0.0%
124,342	[1,2,3]	Carlyle Global Market Strategies, 4.601% (3-month USLIBOR +2.000%), 7/15/2019	124,342
		Technology—1.1%
5,000,000	[1]	Apple, Inc., Sr. Unsecd. Note, 2.605% (3-month USLIBOR +0.070%), 5/11/2020	5,003,396
4,935,000		Broadcom Corp., Sr. Unsecd. Note, Series WI, 3.000%, 1/15/2022	4,955,859
5,835,000		Dell International LLC / EMC Corp., 144A, 4.000%, 7/15/2024	5,988,916
4,615,000		Fiserv, Inc., Sr. Unsecd. Note, 2.750%, 7/1/2024	4,650,846
11,250,000	[1]	IBM Credit Corp., Sr. Unsecd. Note, 2.993% (3-month USLIBOR +0.470%), 11/30/2020	11,314,422
3,500,000		Keysight Technologies, Inc., 3.300%, 10/30/2019	3,504,077
5,000,000	[1]	Qualcomm, Inc., Sr. Unsecd. Note, 3.312% (3-month USLIBOR +0.730%), 1/30/2023	5,019,478
		TOTAL	40,436,994
		Transportation - Services—0.3%
3,200,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.450%, 7/1/2024	3,298,216
3,280,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.650%, 7/29/2021	3,354,198
4,825,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.500%, 6/1/2021	4,922,753
		TOTAL	11,575,167
		Utility - Electric—2.1%
1,500,000		AEP Texas, Inc., Sr. Unsecd. Note, Series WI, 2.400%, 10/1/2022	1,505,034
5,000,000		American Electric Power Co., Inc., Sr. Unsecd. Note, 2.150%, 11/13/2020	4,988,990
7,000,000	[1]	Consolidated Edison Co., Sr. Unsecd. Note, Series C, 2.749% (3-month USLIBOR +0.400%), 6/25/2021	7,019,891
6,015,000		Dominion Energy, Inc., Jr. Sub. Note, 2.715%, 8/15/2021	6,024,802
777,500		Duke Energy Florida LLC, Sr. Unsecd. Note, 2.100%, 12/15/2019	776,240

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$10,000,000	[1]	Duke Energy Progress LLC, 2.633% (3-month USLIBOR +0.180%), 9/8/2020	$ 9,999,725
5,590,000	[1]	Florida Power & Light Co., Sr. Unsecd. Note, 2.965% (3-month USLIBOR +0.400%), 5/6/2022	5,592,804
2,980,000	[1]	Mississippi Power Co., Sr. Unsecd. Note, 2.961% (3-month USLIBOR +0.650%), 3/27/2020	2,980,795
4,900,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, Series MTN, 1.500%, 11/1/2019	4,883,195
3,790,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, Series MTN, 2.900%, 3/15/2021	3,835,221
8,300,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, Series H, 3.342%, 9/1/2020	8,394,844
5,515,000		Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 1.600%, 11/15/2019	5,494,896
2,935,000		Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.875%, 6/15/2024	2,965,767
10,290,000		Wisconsin Public Service, Sr. Unsecd. Note, 3.350%, 11/21/2021	10,560,849
		TOTAL	75,023,053
	[1]	Utility - Natural Gas—0.5%
9,635,000		Sempra Energy, Sr. Unsecd. Note, 3.096% (3-month USLIBOR +0.500%), 1/15/2021	9,605,985
10,000,000		TransCanada PipeLines Ltd., Sr. Unsecd. Note, 2.793% (3-month USLIBOR +0.275%), 11/15/2019	10,007,588
		TOTAL	19,613,573
		TOTAL CORPORATE BONDS (IDENTIFIED COST $1,081,069,465)	1,087,275,605
		MUNICIPAL BOND—0.3%
		Municipal Services—0.3%
11,000,000	[1]	Mississippi State, Taxable UT GO Bonds (Series 2017C) FRNs, 2.830% (1-month USLIBOR +0.400%), Mandatory Tender 11/1/2020 (IDENTIFIED COST $11,000,000)	11,028,820
		MORTGAGE-BACKED SECURITY—0.0%
		Federal National Mortgage Association—0.0%
382,350		Federal National Mortgage Association, Pool 728568, 6.500%, 10/1/2033 (IDENTIFIED COST $404,215)	440,465
		COMMERCIAL MORTGAGE-BACKED SECURITIES—3.3%
	[1]	Commercial Mortgage—3.3%
20,000,000		BHMS Mortgage Trust 2018-ATLS, Class A, 3.644% (1-month USLIBOR +1.250%), 7/15/2035	20,006,600
25,000,000		Cosmopolitan Hotel Trust 2017-CSMO, Class B, 3.794% (1-month USLIBOR +1.400%), 11/15/2036	25,016,222
11,000,000		DBWF Mortgage Trust 2018-GLKS, Class A, 3.420% (1-month USLIBOR +1.030%), 11/19/2035	11,023,446
15,000,000		DBWF Mortgage Trust 2018-GLKS, Class B, 3.740% (1-month USLIBOR +1.350%), 11/19/2035	15,048,598
21,400,000		GS Mortgage Securities Trust 2014-GC24, Class B, 3.594% (1-month USLIBOR +1.200%), 11/15/2035	21,360,008
7,000,000		GS Mortgage Securities Trust 2018-FBLU, Class A, 3.344% (1-month USLIBOR +0.950%), 11/15/2035	6,997,770
14,980,663		UBS-Barclays Commercial Mortgage Trust 2013-C6, Class A3FL, 3.203% (1-month USLIBOR +0.790%), 4/10/2046	15,018,254
5,000,000		WF-RBS Commercial Mortgage Trust 2012-C7, Class AFL, 3.594% (1-month USLIBOR +1.200%), 6/15/2045	5,040,371
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $119,104,855)	119,511,269
		COLLATERALIZED MORTGAGE OBLIGATIONS—4.5%
	[1]	Federal Home Loan Mortgage Corporation—0.3%
1,862,826		Federal Home Loan Mortgage Corp. REMIC, Series 2819, Class F, 2.794% (1-month USLIBOR +0.400%), 6/15/2034	1,868,741
410,021		Federal Home Loan Mortgage Corp. REMIC, Series 3071, Class TF, 2.694% (1-month USLIBOR +0.300%), 4/15/2035	408,937
1,152,126		Federal Home Loan Mortgage Corp. REMIC, Series 3084, Class XF, 2.914% (1-month USLIBOR +0.520%), 12/15/2035	1,158,397
334,795		Federal Home Loan Mortgage Corp. REMIC, Series 3152, Class WF, 2.854% (1-month USLIBOR +0.460%), 2/15/2034	335,674
1,302,702		Federal Home Loan Mortgage Corp. REMIC, Series 3153, Class EF, 2.804% (1-month USLIBOR +0.410%), 5/15/2036	1,303,832
527,829		Federal Home Loan Mortgage Corp. REMIC, Series 3153, Class FJ, 2.819% (1-month USLIBOR +0.380%), 5/15/2036	527,587
293,126		Federal Home Loan Mortgage Corp. REMIC, Series 3156, Class HF, 2.879% (1-month USLIBOR +0.485%), 8/15/2035	294,122
439,112		Federal Home Loan Mortgage Corp. REMIC, Series 3211, Class FN, 2.694% (1-month USLIBOR +0.300%), 9/15/2036	437,510
471,369		Federal Home Loan Mortgage Corp. REMIC, Series 3317, Class F, 2.794% (1-month USLIBOR +0.400%), 7/15/2036	471,038
163,795		Federal Home Loan Mortgage Corp. REMIC, Series 3320, Class FM, 2.794% (1-month USLIBOR +0.400%), 7/15/2036	163,947
135,687		Federal Home Loan Mortgage Corp. REMIC, Series 3339, Class AF, 2.844% (1-month USLIBOR +0.450%), 7/15/2037	135,873
1,800,926		Federal Home Loan Mortgage Corp. REMIC, Series 3382, Class FG, 2.994% (1-month USLIBOR +0.600%), 11/15/2037	1,815,493

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
	[1]	Federal Home Loan Mortgage Corporation—continued
$ 1,538,864		Federal Home Loan Mortgage Corp. REMIC, Series 3387, Class PF, 2.814% (1-month USLIBOR +0.420%), 11/15/2037	$ 1,540,217
182,625		Federal Home Loan Mortgage Corp. REMIC, Series 3542, Class NF, 3.144% (1-month USLIBOR +0.750%), 7/15/2036	184,781
543,066		Federal Home Loan Mortgage Corp. REMIC, Series 3556, Class FA, 3.304% (1-month USLIBOR +0.910%), 7/15/2037	551,066
282,239		Federal Home Loan Mortgage Corp. REMIC, Series KGRP, Class A, 2.810% (1-month USLIBOR +0.380%), 4/25/2020	282,165
91,995		Federal Home Loan Mortgage Corp., Class FE, 2.794% (1-month USLIBOR +0.400%), 7/15/2036	91,995
		TOTAL	11,571,375
	[1]	Federal National Mortgage Association—0.2%
169,745		Federal National Mortgage Association REMIC, Series 2002-77, Class FA, 3.381% (1-month USLIBOR +1.000%), 12/18/2032	172,879
535,129		Federal National Mortgage Association REMIC, Series 2006-119, Class CF, 2.704% (1-month USLIBOR +0.300%), 12/25/2036	533,185
419,966		Federal National Mortgage Association REMIC, Series 2006-44, Class FK, 2.834% (1-month USLIBOR +0.430%), 6/25/2036	420,546
1,846,411		Federal National Mortgage Association REMIC, Series 2006-61, Class FQ, 2.804% (1-month USLIBOR +0.400%), 7/25/2036	1,846,260
432,056		Federal National Mortgage Association REMIC, Series 2006-79, Class DF, 2.754% (1-month USLIBOR +0.350%), 8/25/2036	431,398
1,120,856		Federal National Mortgage Association REMIC, Series 2006-81, Class FB, 2.754% (1-month USLIBOR +0.350%), 9/25/2036	1,119,114
980,710		Federal National Mortgage Association REMIC, Series 2006-W1, Class 2AF1, 2.624% (1-month USLIBOR +0.220%), 2/25/2046	972,946
685,222		Federal National Mortgage Association REMIC, Series 2007-88, Class FY, 2.864% (1-month USLIBOR +0.460%), 9/25/2037	685,504
352,910		Federal National Mortgage Association REMIC, Series 2007-97, Class FE, 2.854% (1-month USLIBOR +0.450%), 7/25/2037	353,595
196,569		Federal National Mortgage Association REMIC, Series 2008-69, Class FB, 3.404% (1-month USLIBOR +1.000%), 6/25/2037	201,471
46,670		Federal National Mortgage Association REMIC, Series 2009-42, Class FG, 3.204% (1-month USLIBOR +0.800%), 5/25/2039	46,838
480,321		Federal National Mortgage Association REMIC, Series 2009-69, Class F, 3.254% (1-month USLIBOR +0.850%), 4/25/2037	488,289
24,362		Federal National Mortgage Association, Class FB, 2.904% (1-month USLIBOR +0.500%), 8/25/2039	24,421
		TOTAL	7,296,446
	[1]	Government Agency—0.0%
1,112,482		FDIC Trust 2013-R1, Class A, 1.150%, 3/25/2033	1,103,655
464,952		NCUA Guaranteed Notes 2011-R1, Class 1A, 2.868% (1-month USLIBOR +0.450%), 1/8/2020	465,101
		TOTAL	1,568,756
	[1]	Government National Mortgage Association—0.6%
9,343,603		Government National Mortgage Association REMIC, Series 2012-H31, Class FA, 2.817% (1-month USLIBOR +0.350%), 11/20/2062	9,316,868
6,459,905		Government National Mortgage Association REMIC, Series 2013-H16, Class FA, 3.007% (1-month USLIBOR +0.540%), 7/20/2063	6,468,618
7,647,691		Government National Mortgage Association REMIC, Series 2013-H17, Class FA, 3.017% (1-month USLIBOR +0.550%), 7/20/2063	7,659,194
		TOTAL	23,444,680
		Non-Agency Mortgage—3.4%
222,341	[1]	Countrywide Alternative Loan Trust 2005-51, Class 3AB3, 3.482% (1-month USLIBOR +1.100%), 11/20/2035	121,365
744,958	[1]	Gosforth Funding PLC 2016-1A, Class A1A, 3.218% (3-month USLIBOR +0.700%), 2/15/2058	745,340
6,768,132	[1]	Gosforth Funding PLC 2017-1A, Class A1A, 2.888% (3-month USLIBOR +0.470%), 12/19/2059	6,771,300
11,355,657	[1]	Gosforth Funding PLC 2018-1A, Class A1, 2.970% (3-month USLIBOR +0.450%), 8/25/2060	11,360,245
13,485,000	[1]	Holmes Master Issuer PLC 2018-1A, Class A2, 2.956% (3-month USLIBOR +0.360%), 10/15/2054	13,488,088
19,000,000	[1]	Holmes Master Issuer PLC 2018-2A, Class A2, 3.016% (3-month USLIBOR +0.420%), 10/15/2054	19,020,216
173,650	[1]	Impac CMB Trust 2004-7, Class 1A2, 3.324% (1-month USLIBOR +0.920%), 11/25/2034	170,598
293,422	[1]	Impac CMB Trust 2004-9, Class 1A2, 3.284% (1-month USLIBOR +0.880%), 1/25/2035	281,096
11,200,000	[1]	Lanark Master Issuer PLC 2018-1A, Class 1A, 2.943% (3-month USLIBOR +0.420%), 12/22/2069	11,201,299
8,200,000	[1]	Lanark Master Issuer PLC 2018-2A, Class 1A, 2.943% (3-month USLIBOR +0.420%), 12/22/2069	8,200,435
437,846	[1]	Mellon Residential Funding Corp. 2001-TBC1, Class A1, 3.094% (1-month USLIBOR +0.700%), 11/15/2031	430,776
7,000,000	[1]	Permanent Master Issuer PLC 2018-1A, Class 1A1, 2.976% (3-month USLIBOR +0.380%), 7/15/2058	6,998,418
749,436		Sequoia Mortgage Trust 2012-4, Class A3, 2.069%, 9/25/2042	732,919
2,124,792		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	2,077,893
3,011,999		Sequoia Mortgage Trust 2013-1, Class 1A1, 1.450%, 2/25/2043	2,943,674
16,120,000	[1]	Silverstone Master Issuer 2015-1A, Class 2A2, 3.141% (3-month USLIBOR +0.550%), 1/21/2070	16,143,390
20,000,000	[1]	Silverstone Master Issuer 2018-1A, Class 1A, 2.981% (3-month USLIBOR +0.390%), 1/21/2070	19,991,600
511,309	[1]	Washington Mutual 2006-AR1, Class 2A1B, 3.573% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +1.070%), 1/25/2046	504,903

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Non-Agency Mortgage—continued
$ 752,088	[1]	Washington Mutual 2006-AR15, Class 1A, 3.343% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +0.840%), 11/25/2046	$ 675,627
425,943	[1]	Washington Mutual 2006-AR17, Class 1A, 3.301% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +0.820%), 12/25/2046	391,672
87,608		Wells Fargo Mortgage Backed Securities Trust 2004-I, Class 1A1, 4.869%, 7/25/2034	91,018
		TOTAL	122,341,872
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $166,403,697)	166,223,129
	[4]	COMMERCIAL PAPER—0.6%
		Consumer Cyclical - Automotive—0.6%
21,000,000		Ford Motor Credit Co. LLC, 4.232%, 1/3/2020 (IDENTIFIED COST $20,559,490)	20,655,469
		INVESTMENT COMPANIES—6.8%
4,894,392		Federated Bank Loan Core Fund	48,111,871
116,120,536		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.45%[5]	116,155,372
887,234		Federated Mortgage Core Portfolio	8,730,385
836,128		Federated Project and Trade Finance Core Fund	7,541,878
10,551,693		High Yield Bond Portfolio	66,370,148
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $249,642,554)	246,909,654
		TOTAL INVESTMENT IN SECURITIES—99.7% (IDENTIFIED COST $3,620,644,215)	3,633,504,912
		OTHER ASSETS AND LIABILITIES - NET—0.3%[6]	9,256,669
		TOTAL NET ASSETS—100%	$ 3,642,761,581
At June 30, 2019, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
[7]United States Treasury Note 2-Year Long Futures	300	$64,553,906	September 2019	$ 500,861
[7]United States Treasury Note 5-Year Long Futures	500	$59,078,125	September 2019	$1,026,174
[7]United States Treasury Note 10-Year Long Futures	200	$25,593,750	September 2019	$ 707,344
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$2,234,379
The average notional value of long and short futures contracts held by the Fund throughout the period was $91,320,000 and $63,237,500, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended June 30, 2019, were as follows:
	Balance of Shares Held 9/30/2018	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 6/30/2019	Value	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Dividend Income
Federated Bank Loan Core Fund	11,500,220	1,051,971	(7,657,799)	4,894,392	$ 48,111,871	$(1,012,236)	$(2,036,272)	$3,138,197
Federated Institutional Prime Value Obligations Fund, Institutional Shares	183,343,828	1,348,097,947	(1,415,321,239)	116,120,536	$116,155,372	$ (405)	$ 39,266	$2,552,354
Federated Mortgage Core Portfolio	864,667	22,567	—	887,234	$ 8,730,385	$ 306,985	$ —	$ 217,697
Federated Project and Trade Finance Core Fund	807,085	29,043	—	836,128	$ 7,541,878	$ (49,098)	$ —	$ 262,625
High Yield Bond Portfolio	2,115,956	8,435,737	—	10,551,693	$ 66,370,148	$ 462,232	$ —	$1,083,651
TOTAL OF AFFILIATED TRANSACTIONS	198,631,756	1,357,637,265	(1,422,979,038)	133,289,983	$246,909,654	$ (292,522)	$(1,997,006)	$7,254,524

1	Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.
2	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund's Board of Directors (the “Directors”).
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2019, these restricted securities amounted to $124,342, which represented 0.0% of total net assets.
Additional information on restricted securities held at June 30, 2019, is as follows:
Security	Acquisition Date	Cost	Market Value
Carlyle Global Market Strategies, 4.601%, (3-month USLIBOR +2.000%), 7/15/2019	5/22/2014	$124,342	$124,342
4	Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.
5	7-day net yield.
6	Assets, other than investments in securities, less liabilities.
7	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2019.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of June 30, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Adjustable Rate Mortgages	$ —	$ 1,842,641	$ —	$ 1,842,641
Asset-Backed Securities	—	1,979,612,972	4,888	1,979,617,860
Corporate Bonds	—	1,087,151,263	124,342	1,087,275,605
Municipal Bond	—	11,028,820	—	11,028,820
Mortgage-Backed Security	—	440,465	—	440,465
Commercial Mortgage-Backed Securities	—	119,511,269	—	119,511,269
Collateralized Mortgage Obligations	—	166,223,129	—	166,223,129
Commercial Paper	—	20,655,469	—	20,655,469
Investment Companies[1]	239,367,776	—	—	246,909,654
TOTAL SECURITIES	$239,367,776	$3,386,466,028	$129,230	$3,633,504,912
Other Financial Instruments[2]
Assets	$ 2,234,379	$ —	$ —	$ 2,234,379
Liabilities	—	—	—	—
TOTAL OTHER FINANCIAL INSTRUMENTS	$ 2,234,379	$ —	$ —	$ 2,234,379
1	As permitted by U.S. generally accepted accounting principles, the Investment Company valued at $7,541,878 is measured at fair value using the NAV per share practical expedient and has not yet been categorized in the chart above but is included in the Total column. The price of shares redeemed of Federated Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
2	Other financial instruments are futures contracts.

The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
BKNT	—Bank Notes
CMT	—Constant Maturity Treasury
FDIC	—Federal Deposit Insurance Corporation
FNMA	—Federal National Mortgage Association
FRN(s)	—Floating Rate Note(s)
GMTN	—Global Medium Term Note
GO	—General Obligation
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
NCUA	—National Credit Union Administration
NIM	—Net Interest Margin
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
UT	—Unlimited Tax